LOANS AND BORROWINGS - Current (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of current loans and borrowings [line items]
Loans	¥ 4,983	¥ 8,991
Notes	2,059	4,901
Total	7,042	13,892
Short-term loans and borrowings [member]
Disclosure of current loans and borrowings [line items]
Loans	4,760	8,779
Total	¥ 4,760	¥ 8,779
General loans [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Loans	¥ 4,760	¥ 8,779
Total	¥ 4,760	¥ 8,779
General loans [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.60%	0.60%
General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.75%	0.75%
Final maturity	P1Y	P1Y
Loans and borrowings due within one year [member]
Disclosure of current loans and borrowings [line items]
Loans	¥ 223	¥ 212
Notes	2,059	4,901
Total	¥ 2,282	¥ 5,113
For Tangguh LNG Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis	LIBOR	LIBOR
Loans	¥ 223	¥ 212
Total	¥ 223	¥ 212
For Tangguh LNG Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.19%	0.19%
For Tangguh LNG Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to LIBOR	0.335%	0.335%
Final maturity	P1Y	P1Y
Notes [member]
Disclosure of current loans and borrowings [line items]
Notes	¥ 2,059	¥ 4,901
Total	¥ 2,059	¥ 4,901